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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bain Capital Investors, LLC*
Address:     John Hancock Tower
             200 Clarendon Street
             Boston, Massachusetts 02116

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael D. Ward
Title:       Managing Director and Chief Operating Officer
Phone:       (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael D. Ward             Boston, MA                  8/14/2012
-------------------------   -------------------------   -----------------------
      [Signature]                 [City, State]                 [Date]

* Bain Capital Investors, LLC ("BCI") is the (i) general partner of Bain Capital Integral Investors II, L.P., (ii) general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (iii) general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P., (iv) general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (v) general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund IX, L.P. was a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P. and Bain Capital Fund VIII-E, L.P.
    own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata Investment Company, S.C.A. Bain Capital Investors, LLC is also the administrative member of Bain Capital Integral Investors 2006, LLC, Bain Capital Hercules Investors, LLC, BCIP TCV, LLC and Bain Capital (WC) Netherlands B.V. BCI is also the general partner of Bain Capital Partners (SQ) VIII, L.P., which is the general partner of Bain Capital (SQ) VIII, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                19

Form 13F Information Table Entry Total:            9

Form 13F Information Table Value Total:        7,012,937
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number   Name
   1          28-12292               Bain Capital Integral Investors II, L.P.
   2          28-13947               Bain Capital Partners VIII, L.P.
   3          28-13946               Bain Capital Fund VIII, L.P.
   4          28-13945               Bain Capital VIII Coinvestment Fund, L.P.
   5          28-13943               Bain Capital Partners VIII-E, L.P.
   6          28-13940               Bain Capital Fund VIII-E, L.P.
   7          28-13942               Bain Capital Partners IX, L.P.
   8          28-13938               Bain Capital Fund IX, L.P.
   9          28-13941               Bain Capital IX Coinvestment Fund, L.P.
   10         28-13949               Sensata Investment Company, S.C.A.
   11         28-13951               Sensata Management Company, S.A.
   12         28-14366               Bain Capital Lion Holdings, L.P.
   13         28-14359               Bain Pumbaa LuxCo S.a.r.l.
   14         28-14482               Bain Capital Integral Investors 2006, LLC
   15         28-14484               BCIP TCV, LLC
   16         28-14483               Bain Capital Hercules Investors, LLC
   17         28-14548               Bain Capital (WC) Netherlands B.V.
   18         28-14982               Bain Capital (SQ) VIII, L.P.
   19         28-14983               Bain Capital Partners (SQ) VIII, L.P.

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                          BAIN CAPITAL INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 6/30/2012

                                                           SHARES OR          VALUE     INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      PRN AMOUNT        (X$1000)   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------                  --------------  -----      ----------       ---------   ----------  --------    ----   ------  ----
CUMULUS MEDIA INC               CL A***         231082108   3,304,591  SH       9,947   Sole                     X
DUNKIN BRANDS GROUP INC         COM             265504100  12,242,613  SH     420,411   Sole                     X
FLEETCOR TECHNOLOGIES INC       COM             339041105   7,329,461  SH     256,824   Sole                     X
HCA HOLDINGS INC                COM             40412C101  89,502,367  SH   2,723,557   Shared                         X
NANOSPHERE INC                  COM             63009F105     254,815  SH         561   Sole                     X
VONAGE HLDGS CORP               COM             92886T201     247,371  SH         497   Sole                     X
WARNER CHILCOTT PLC IRELAND     SHS A           G94368100  25,491,622  SH     457,065   Sole                     X
SENSATA TECHNOLOGIES HLDG NV    SHS             N7902X106  89,626,932  SH   2,400,209   Sole                     X
NXP SEMICONDUCTORS N V          COM             N6596X109  32,021,770  SH     743,866   Sole                     X

***  Represents 3,304,591 CL B Shares convertible to CL A Shares on a 1:1 basis.